Summary of Significant Accounting Policies (Policies) - EBP 006	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared on the accrual basis of accounting.
Estimates and Assumptions
Estimates and Assumptions
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of additions to and deductions from net assets during the reporting period. Actual results could differ from those estimates.

Payment of Benefits	Payment of Benefits Benefit payments to participants are recorded when paid.
Valuation of Investments and Income Recognition
Valuation of Investments and Income Recognition
    The Plan’s investments are stated at fair value. In addition, the Plan holds investments in the Zurn Elkay 401(k) Master Trust (the "Master Trust") which are held in custody at Principal Trust Company and are recorded at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4 for discussion of fair value measurements for assets held in the Plan and Master Trust.
    Investment income is recorded as earned on the accrual basis. Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Net change in fair value of investments represents the difference between the aggregate fair value of investments at the end of the year and the values at the beginning of the year, and includes any realized gains and losses and unrealized appreciation or depreciation on those investments.
Certain management fees and operating expenses charged to the Plan for investments are deducted from income earned on a daily basis and are not separately reflected. Consequently, these management fees and operating expenses are reflected as a reduction of net change in the fair value of investments on the Statement of Changes in Net Assets Available for Benefits.
Notes Receivable from Participants
Notes Receivable from Participants
    Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are recorded as a distribution in accordance with the terms of the Plan Document.

Risks and Uncertainties
Risks and Uncertainties
    The Plan invests in various investment securities. Investments, in general, are exposed to various risks, such as interest rate changes, credit risks and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the value of investments will occur in the near term and that such change could materially affect participants’ account balances and the amounts reported in the financial statements.

Contributions Receivable And Credit Loss Policy
Contributions Receivable And Credit Loss Policy
Amounts due for contributions are stated at the amount management expects to collect from outstanding balances less an allowance for expected credit losses. The expected credit losses amount reflects management's best estimate of amounts that will not be collected. This assessment considers historical experience, current conditions and, when appropriate, reasonable and supportable forecasts.